Advances for Vessels and Drillships under Construction and Acquisitions (Tables)	6 Months Ended
Jun. 30, 2012
Advances for Vessels and Rigs under Construction and Acquisitions [Abstract]
Advances For Vessels And Rigs Under Construction And Acquisition

Balance at December 31, 2011	$1,027,889
Advances for vessels/drillships under construction and related costs	223,111
Vessels/drillships delivered	(278,430)
Balance at June 30, 2012	$972,570